Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 214,266	$ 90,273
Less: accumulated depreciation	(82,250)	(57,845)
Property and equipment, net	132,016	32,428
Office equipment and furniture [Member]
Property and equipment, gross	$ 115,093	73,325
Office equipment and furniture [Member] | Minimum [Member]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Useful life	5 years
Leasehold improvement [Member]
Property and equipment, gross	$ 87,275	4,855
Useful life, description	The lesser of remaining lease term or 2 - 3 Years
Software [Member]
Property and equipment, gross	$ 11,898	$ 12,093
Software [Member] | Minimum [Member]
Useful life	1 year
Software [Member] | Maximum [Member]
Useful life	3 years